Annual Report December 31, 2001
--------------------------------------------------------------------------------

Oppenheimer
Bond Fund/VA

A Series of Oppenheimer Variable Account Funds





                                                  [logo] OppenheimerFunds(R)
                                                         The Right Way to Invest

Oppenheimer Variable Account Funds--Oppenheimer Bond Fund/VA

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Objective

Oppenheimer Bond Fund/VA, a series of Oppenheimer Variable Account Funds, primarily seeks a high level of current income from investing in high yield fixed income securities. Secondarily, the Fund seeks capital growth when this is consistent with its primary objective of high income.

================================================================================
Narrative by David Negri and John Kowalik, Co-Portfolio Managers

In terms of its primary objective, high current income, Oppenheimer Bond Fund/VA had a good year. The Fund also provided a total return of 7.79% for the 12-month period that ended December 31, 2001.(1) While we did not outperform our benchmark, the Lehman Brothers Corporate Bond Index, we are pleased that the Fund did outperform its peer group average.(2)
         For the past several years, we have structured the portfolio with a combination of "spread" products and Treasury futures. Spread products are the corporate, mortgage and asset-backed securities whose yields are measured relative to those of Treasuries. The difference or gap between the yield of one of these bonds and a similar-maturity Treasury issue is known as the "spread," and spreads have been quite large in recent years. Of course, in the fixed income universe, such yield advantage generally comes at the expense of price. To offset this risk of price depreciation, we have used Treasury futures, as prices in this market have generally improved in the past year or so.
         This is due in part to the Federal Reserve (Fed), which reduced short-term interest rates dramatically this year from 6.50% to 1.75%. As short-term yields fell, prices for short-term Treasuries rose. Yields on longer term Treasuries also fell, though not as radically. Cautious investors seeking the highest quality securities boosted demand for Treasuries, especially after September 11, while the U.S. Treasury's decisions to buy back or no longer issue long-term securities reduced the supply.
         The Fed's interest rate cuts also were a boon to investment-grade corporate bonds. Investors anticipated that lower rates might spur a rebound in economic activity and corporate profits, so they were more willing to invest in corporate bonds. With the rise in demand, prices for corporate bonds were fairly stable. Meanwhile, yields remained relatively strong.
         Bonds backed by residential mortgages, or mortgage-backed securities, however, paid a price for exceptionally high volatility in the fixed income markets. Not knowing whether the Fed would continue to trim interest rates or not, the markets were very unsettled. This was particularly true for mortgage-backed securities, whose income levels can plummet when interest rates fall and homeowners prepay their mortgages (by refinancing their homes). Faced with this risk of prepayment, investors kept upward pressure on mortgage-backed security yields. The high yields contributed to the Fund's income levels, but prices for mortgage-backed securities made little headway.
         As for high yield securities, they were clearly the weakest sector of the bond market. Rising default rates among lower rated bonds caused investors to demand very high yields as compensation for this increased risk. So, while the income was exceptionally good, prices were very weak until a later-period rally. As the Fed continued to cut rates and the United States made progress in the war on terrorism in the late fall, investors grew more optimistic about the prospects for U.S. businesses, and high yield bond prices took a turn for the better. The gains, however, were sufficient to generate a positive total return for the 12-month period.
         In light of these circumstances, we reduced our exposure to long-term corporate bonds and increased our investment in Treasury futures, especially 10-year futures.


In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.
1. Include changes in net asset value per share and does not include the charges associated with the separate account products that offer this fund. Such performance would have been lower if such charges were taken into account.
2. The average of the total returns of the [361] VA-dedicated funds in the Lipper Corporate Debt Funds BBB-rated category for the one-year period ended 12/31/01 was 6.41%.
Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


2                           Oppenheimer Bond Fund/VA

Oppenheimer Variable Account Funds--Oppenheimer Bond Fund/VA

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We also added to the portfolio "structured" products, otherwise known as commercial mortgage-backed securities and asset-backed securities. These securities tend to be more stable than regular (residential) mortgage-backed securities, from both a credit-quality and pricing standpoint. The Fund now has a fairly large allocation to structured products, which should help us maintain the overall credit quality of the portfolio.
         These moves helped the Fund's performance, but they did not fully offset the impact of weak prices for mortgage-backed securities. Nor could they compensate for a significant credit downgrade and loss of value in bonds issued by a major energy trading company. Like many investors, we were caught off guard when the bonds of this company slid from investment grade to "defaulted" in a matter of months.
         Due in part to the volatility of the market, coupled with the unpredictability and uncertainty of timing an economic recovery, we are not inclined to position the Fund aggressively. On the other hand, we believe that when recovery does occur, the pronounced volatility in the fixed income markets will abate, to the benefit of the Fund's mortgage-backed securities. A recovery also is likely to reduce the spreads on corporate bonds of all types, impairing the Fund's high current income but adding to its total return through price appreciation. With this possibility in mind, we continue to focus on ways to diversify the Fund and mitigate risk, both important parts of Oppenheimer Bond Fund/VA's approach to The Right Way to Invest.

--------------------------------------------------------------------------------
Management's discussion of performance. Treasury securities generally gained value during 2001, while spread products provided high yields but did not exhibit as much price appreciation as Treasuries. Against this backdrop, the Fund's strategy of investing in spread products for yield and Treasury futures for their price appreciation potential generally worked well. The emphasis on mortgage-backed securities, corporate bonds and, to a lesser extent, high yield bonds caused the Fund to generate a high yield. A shift from five-year to 10-year Treasury futures early in the second half of the year proved beneficial, especially after September 11, when increased demand for intermediate- and long-term Treasuries boosted prices. These positive results, however, were offset by price weakness for mortgage-backed securities and high yield bonds, and by the unanticipated default of bonds issued by a major energy-trading company. However, the Fund was still able to produce positive returns for the period. The Fund's portfolio, holdings and strategies are subject to change.


                          Oppenheimer Bond Fund/VA                             3

Oppenheimer Variable Account Funds--Oppenheimer Bond Fund/VA

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Comparing the Fund's performance to the market. The graph that follows shows the performance of a hypothetical $10,000 investment in the Fund. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.
         The Fund's performance is compared to the performance of the Lehman Brothers Corporate Bond Index, an unmanaged index of publicly issued nonconvertible investment-grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed rate corporate bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

Comparison of Change in Value of $10,000 Hypothetical Investments in:

[line chart]

            OVAF/Oppenheimer Bond Fund/VA     Lehman Brothers Corporate Bond Index
12/31/91    10000                             10000
             9937                              9927
            10350                             10359
            10678                             10883
12/31/92    10650                             10869
            11212                             11418
            11557                             11799
            11946                             12209
12/31/93    12039                             12191
            11810                             11761
            11789                             11577
            11895                             11661
12/31/94    11806                             11711
            12342                             12405
            13033                             13328
            13260                             13642
12/31/95    13812                             14317
            13634                             13947
            13767                             14009
            14045                             14290
12/31/96    14475                             14787
            14411                             14638
            14892                             15241
            15369                             15838
12/31/97    15814                             16300
            16040                             16549
            16437                             16976
            16903                             17591
12/31/98    16890                             17697
            16835                             17572
            16604                             17297
            16561                             17345
12/31/99    16633                             17351
            16800                             17599
            16957                             17816
            17271                             18363
12/31/00    17647                             18980
            18360                             19792
            18597                             20002
            19327                             20769
12/31/01    19021                             20954

[end line chart]

Average Annual Total Return of the Fund at 12/31/01
1-Year 7.79%   5-Year 5.62%   10-Year 6.64%

Because of ongoing market volatility, the Fund's performance has been subject to fluctuations and current performance may be less than the results shown. For updates on the Fund's performance, please call us at 1.800.981.2871. Past performance is not predictive of future performance.
The inception date of the Fund was 4/3/85. Total returns include changes in net asset value per share and do not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account. Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. An explanation of the calculation of the performance is in the Statement of Additional Information.


4                             Oppenheimer Bond Fund/VA

Statement of Investments  December 31, 2001

                                                                                                Principal            Market Value
                                                                                                Amount               See Note 1
================================================================================================================================
Asset-Backed Securities--6.1%
--------------------------------------------------------------------------------------------------------------------------------
AQ Finance NIM Trust, Home Equity Collateralized Mtg. Obligations,
Series 2001-3A, 8.835%, 2/25/32(1)                                                              $ 1,000,000          $ 1,000,000
--------------------------------------------------------------------------------------------------------------------------------
LBFTC I, Home Equity Collateralized Mtg. Obligations,
Series 2000-1A, Cl. D, 10%, 2/25/30(2)                                                            1,685,353            1,657,440
--------------------------------------------------------------------------------------------------------------------------------
Lease Investment Flight Trust, Collateralized Plane Obligations,
Series 1A, Cl. D2, 8%, 7/15/31(1)                                                                 5,850,000            2,340,000
--------------------------------------------------------------------------------------------------------------------------------
Liberte American Loan Master Trust, Collateralized Loan Obligations,
Series 1999-1A, Cl. D2, 7.162%, 11/25/06(1)(3)                                                    9,000,000            7,200,000
--------------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31(1)                                                         5,519,236            5,677,915
--------------------------------------------------------------------------------------------------------------------------------
Long Beach Asset Holdings Corp. NIM Trust, Home Equity Asset-Backed
Pass-Through Certificates, Series 2001-3, 7.87%, 9/25/31                                          6,413,303            6,377,228
--------------------------------------------------------------------------------------------------------------------------------
MSF Funding LLC, Collateralized Mtg. Obligations,
Series 2000-1, Cl. C, 9.45%, 7/25/07(1)(3)                                                        1,357,891            1,352,799
--------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations,
Series 1999-I, Cl. ECFD, 8.75%, 12/25/28                                                          5,463,389            5,031,440
--------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Securities Corp., Home Equity Collateralized Mtg. Obligations:
Series 1999-1, Cl. CTFS, 10.06%, 3/26/29(1)                                                       2,855,582            2,710,572
Series 1999-3, Cl. CTFS, 10.80%, 12/26/29                                                         1,598,663            1,548,955
--------------------------------------------------------------------------------------------------------------------------------
Seneca Funding I Ltd., Commercial Bond Obligations, Cl. A, 4.843%, 5/31/29(3)                     7,540,000            5,509,855
--------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities,
Series 2001-A, 6.79%, 6/1/10                                                                      2,100,000            2,064,563
                                                                                                                     -----------
Total Asset-Backed Securities (Cost $45,545,220)                                                                      42,470,767

=================================================================================================================================
Corporate Loans--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Ferrell Cos., Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.924%, 6/17/06(1)(3) (Cost $1,709,388)                                                           1,726,654            1,683,488

================================================================================================================================
Mortgage-Backed Obligations--91.1%
--------------------------------------------------------------------------------------------------------------------------------
Government Agency--70.8%
--------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--70.7%
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                                          302,840              319,497
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2054, Cl. TE, 6.25%, 4/15/24                              109,000              110,736
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 9.35%, 2/1/28(4)                                                             54,113,848           12,725,210
Series 194, Cl. IO, 6.67%, 4/1/28(4)                                                             42,756,843           10,542,234
Series 197, Cl. IO, 6.96%, 4/1/28(4)                                                             10,927,075            2,820,551
Series 202, Cl. IO, 7.28%, 4/1/29(4)                                                             38,570,394            9,835,451
Series 203, Cl. IO, 10.04%, 6/15/29(4)                                                           16,774,848            4,398,155
Series 204, Cl. IO, 14.05%, 5/15/29(4)                                                           30,367,953            7,943,118
Series 205, Cl. IO, 7.26%, 9/15/29(4)                                                            19,582,376            4,583,500
Series 206, Cl. IO, 20.22%, 12/15/29(4)                                                          16,306,725            3,378,550
Series 207, Cl. IO, 8.58%, 4/15/30(4)                                                            14,203,353            2,920,564
Series 214, Cl. IO, 25.18%, 6/1/31(4)                                                            62,927,950           17,393,679
Series 303, Cl. IO, 15.08%, 11/1/29(4)                                                            5,347,821            1,112,180

                            Oppenheimer Bond Fund/VA                          5

                                                                                               Principal            Market Value
                                                                                               Amount               See Note 1
--------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored  (continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg.
Investment Conduit Multiclass Certificates:
Series 2351, Cl. EF, 6.50%, 12/15/24(5)                                                        $ 15,873,000         $ 16,369,031
Series 2355, Cl. CQ, 6.50%, 7/15/26                                                              10,800,000           11,097,000
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 2/25/30(6)                                                                                  148,000,000          144,715,880
6.50%, 1/25/28(6)                                                                               226,750,000          226,750,000
6.50%, 3/1/11                                                                                       349,370              359,080
7%, 4/1/04-11/1/25                                                                                  398,752              407,934
7.50%, 1/1/08-1/1/26                                                                              1,267,015            1,318,248
8%, 5/1/17                                                                                           96,170              102,207
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 131, Cl. G, 8.75%, 11/25/05                                                                   563,131              589,351
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security, Trust 311, Cl. 2, 9.32%, 6/1/30(4)                                         11,534,934            3,020,711
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 1989-17, Cl. E, 10.40%, 4/25/19                            358,769              393,187
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 299, Cl. 2, 18.04%, 5/1/28(4)                                                               4,382,261            1,048,319
Trust 313, Cl. 2, 13.31%, 6/25/31(4)                                                             22,077,710            6,043,773
                                                                                                                    ------------
                                                                                                                     490,298,146
--------------------------------------------------------------------------------------------------------------------------------
GNMA/Guaranteed--0.1%
Government National Mortgage Assn., 7%, 1/15/09-5/15/09                                             252,945              264,628
--------------------------------------------------------------------------------------------------------------------------------
Private--20.3%
--------------------------------------------------------------------------------------------------------------------------------
Commercial--16.5%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1996-D2, Cl. A3, 7.38%, 2/14/29(3)                                                        10,000,000            9,750,000
Series 1996-MD6, Cl. A3, 7.09%, 11/13/29(3)                                                       1,200,000            1,225,312
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(3)                                                          218,000              176,546
Series 1997-D4, Cl. B2, 7.525%, 4/14/29(3)                                                          218,000              170,040
Series 1997-D4, Cl. B3, 7.525%, 4/14/29(3)                                                          219,000              155,011
Series 1997-D5, Cl. B2, 6.93%, 2/14/41                                                            5,400,000            2,378,109
--------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 1997-D5, Cl. PS1, 8.96%, 2/14/41(4)                                                       17,686,919            1,282,302
--------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 9.34%, 6/22/24(1)(4)                                28,775,810              872,267
--------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Commercial Mtg. Obligations:
Series 1996-C1, Cl. D, 7.35%, 12/25/20(1)(3)                                                      1,625,000            1,621,953
Series 2000-FL2A, Cl. J-NS, 4.20%, 7/15/02(3)                                                     2,600,000            2,561,406
--------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, Commercial Mtg. Pass-Through Certificates,
Series 1999-C1, Cl. C, 7.35%, 8/17/13                                                               673,400              690,025
--------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust I, Collateralized Mtg. Obligations,
Series 1998-C1, Cl. A2, 7%, 3/2/11(2)                                                            12,750,000           12,614,930
--------------------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C1, Cl. AX, 7.90%, 4/11/30(4)                                  23,969,294            1,250,910

6                           Oppenheimer Bond Fund/VA

                                                                                                Principal           Market Value
                                                                                                Amount              See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Commercial  (continued)
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through Certificates:
Series 1999-STF1, Cl. B6, 6.511%, 7/5/08(1)(3)                                                  $ 2,123,800         $  2,006,503
Series 1999-STF1, Cl. B6, 6.511%, 7/5/08(1)(3)                                                   34,282,669                   --
--------------------------------------------------------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 1994-C1, Cl. 2D, 8.70%, 9/25/25                                                            1,500,000            1,468,359
Series 1994-C1, Cl. 2E, 8.70%, 9/25/25                                                            1,500,000            1,468,359
--------------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. C, 8.111%, 7/25/06(1)(3)                                                    2,746,000            2,684,643
--------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2001-C2, Cl. E, 7.003%, 1/12/43                                 4,931,000            5,006,506
--------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C2, 10.93%, 5/18/28(4)                                18,549,457              568,439
--------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg. Obligations,
Series 1998-C1, Cl. E, 7.096%, 3/15/11(3)                                                         3,500,000            3,473,750
--------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Interest-Only Stripped
Mtg.-Backed Security Pass-Through Certificates, Series 1997-C1, Cl. X, 8.15%, 7/15/27(4)         16,889,415            1,136,077
--------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations:
Series 2001-Rock, Cl. C, 6.878%, 5/3/18(2)                                                        4,800,000            4,733,624
Series 2001-Rock, Cl. E, 6.878%, 5/3/18(2)                                                        3,300,000            3,140,155
--------------------------------------------------------------------------------------------------------------------------------
Hotel First Mortgage Trust, Commercial Mtg. Obligations,
Series 1993-A, Cl. A, 8.52%, 8/5/08(1)                                                            1,716,187            1,789,125
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities, Commercial Mtg.
Pass-Through Obligations, Series 2001-FL1A, Series G, 3.895%, 7/13/13(1)(3)                       5,566,977            5,462,379
--------------------------------------------------------------------------------------------------------------------------------
LB-UBS Securities Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2000-C3, Cl. C, 7.95%, 2/15/10                                  5,826,600            6,263,595
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 11.61%, 2/18/28(4)                        25,343,755            1,088,989
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. E, 7.377%, 3/15/06(1)(3)                                                        715,000              680,603
Series 1997-RR, Cl. D, 7.751%, 4/30/39(2)(3)                                                      2,580,138            2,231,997
Series 1998-WF1, Cl. F, 7.30%, 3/15/30(1)                                                         3,000,000            2,679,375
--------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through Certificates,
Series 1996-MC1, Cl. G, 7.15%, 6/15/06(2)                                                         1,625,000            1,474,275
--------------------------------------------------------------------------------------------------------------------------------
NationsBank Trust, Lease Pass-Through Certificates,
Series 1997A-1, 7.442%, 1/10/11(3)                                                                2,232,813            2,356,665
--------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Obligations,
Series 1996-MD5, Cl. A3, 7.638%, 4/13/39(3)                                                       8,400,000            8,866,032
--------------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 1998-12, Cl. 1A2, 5.75%, 1/25/29                                9,685,500            8,780,487
--------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2001-CDCA, Cl. GSA, 3.896%, 2/15/13(2)(3)                       4,891,800            4,897,915
--------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Sub. Multiclass Pass-Through Certificates,
Series 1996-CFL, Cl. G, 7.75%, 2/25/28                                                            7,500,000            7,529,297
                                                                                                                    ------------
                                                                                                                     114,535,960

                            Oppenheimer Bond Fund/VA                          7

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Other--0.0%
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. A, (1.44)%, 10/23/17(1)(7)                              $   53,878         $     44,315
--------------------------------------------------------------------------------------------------------------------------------
Residential--3.8%
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1993-12, Cl. B1, 6.625%, 2/25/24                                                             819,084              801,163
--------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations,
Series 2001-1, Cl. ECFD, 7.25%, 10/22/02                                                          4,277,901            4,277,902
--------------------------------------------------------------------------------------------------------------------------------
Ryland Mortgage Securities Corp. III, Sub. Bonds,
Series 1992-A, Cl. 1A, 8.25%, 3/29/30(3)                                                             66,975               68,063
--------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1999-NC2, Cl. M3, 5.35%, 4/25/29(3)                             3,072,000            3,085,440
--------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Mtg. Pass-Through Certificates, Series 1998-8, Cl. B, 3.40%, 8/25/28(3)                           3,383,193            3,337,204
--------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Finance Corp., Collateralized Mtg. Obligations,
Series 2000-1, Cl. B1, 5.93%, 1/25/40(3)                                                          5,200,000            5,155,312
--------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, Commercial Mtg. Obligations,
Series 2001-S9, Cl. A12, 6.75%, 9/25/31                                                           9,711,174            9,847,738
                                                                                                                    ------------
                                                                                                                      26,572,822
                                                                                                                    ------------
Total Mortgage-Backed Obligations (Cost $626,717,696)                                                                631,715,871

================================================================================================================================
U.S. Government Obligations--1.6%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2/15/31                                                              7,450,000            7,347,570
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5%, 8/15/11                                                                   3,600,000            3,592,127
                                                                                                                    ------------
Total U.S. Government Obligations (Cost $10,932,168)                                                                  10,939,697

================================================================================================================================
Corporate Bonds and Notes--51.1%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.0%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                                      300,000              313,500
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.4%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                                       800,000              768,000
--------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts., 7/1/09                           400,000              386,000
--------------------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Sub. Nts., 7/1/11(2)                                                   400,000              420,000
--------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08(2)                                                                        200,000              199,000
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                              300,000              303,750
--------------------------------------------------------------------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11(2)                                                    250,000              256,250
--------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 12.375% Sr. Sec. Nts., Series B, 7/15/06(8)                               400,000              334,000
                                                                                                                    ------------
                                                                                                                       2,667,000
--------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.2%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                                           300,000              286,500
--------------------------------------------------------------------------------------------------------------------------------
Pennzoil-Quaker State Co., 10% Sr. Nts., 11/1/08(2)                                                 300,000              315,000
--------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 9.375% Sr. Unsec. Sub. Nts., 6/1/11                                         500,000              530,000
--------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp.:
9% Sr. Nts., 11/1/06                                                                                200,000              138,000
12% Sr. Sec. Nts., 12/1/05(2)                                                                       250,000              249,687
--------------------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(1)(8(9)                              360,000                   --
                                                                                                                    ------------
                                                                                                                       1,519,187

8                            Oppenheimer Bond Fund/VA

                                                                                                 Principal          Market Value
                                                                                                 Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Energy--3.8%
Colorado Interstate Gas Corp., 10% Sr. Debs., 6/15/05                                            $  500,000         $    577,491
--------------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp., 7.875% Debs., 9/30/31(2)                                                   9,600,000            9,744,470
--------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Partners LP, 8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/11                            850,000              862,750
--------------------------------------------------------------------------------------------------------------------------------
Enron Corp., 9.875% Debs., 6/15/03(8)                                                               375,000               75,000
--------------------------------------------------------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08(2)                                  750,000              765,000
--------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75% Sr. Unsec. Nts., 3/15/11                                  5,000,000            5,007,910
--------------------------------------------------------------------------------------------------------------------------------
McDermott, Inc., 9.375% Nts., 3/15/02                                                               400,000              362,000
--------------------------------------------------------------------------------------------------------------------------------
Mitchell Energy & Development Corp., 9.25% Sr. Nts., 1/15/02                                         55,000               55,101
--------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                                   400,000              350,000
--------------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                    725,000              781,187
--------------------------------------------------------------------------------------------------------------------------------
PanCanadian Energy Corp., 7.20% Bonds, 11/1/31                                                    6,750,000            6,593,791
--------------------------------------------------------------------------------------------------------------------------------
SESI LLC, 8.875% Sr. Unsec. Nts., 5/15/11                                                           500,000              472,500
--------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.25% Sr. Sub. Nts., 12/15/11(2)                                                300,000              306,000
--------------------------------------------------------------------------------------------------------------------------------
Westport Resources Corp., 8.25% Sr. Unsec. Sub. Nts., 11/1/11(2)                                    500,000              507,500
                                                                                                                    ------------
                                                                                                                      26,460,700
--------------------------------------------------------------------------------------------------------------------------------
Financial--16.9%
Aeltus CBO II Ltd./Aeltus CBO II Corp., 7.982% Sr. Sec. Sub. Bonds, 8/6/09(2)                     5,000,000            4,993,100
--------------------------------------------------------------------------------------------------------------------------------
Brascan Corp., 8.125% Nts., 12/15/08                                                              6,025,000            6,020,764
--------------------------------------------------------------------------------------------------------------------------------
BT Institutional Cap Trust A, 8.09% Bonds, 12/1/26(2)                                             7,800,000            7,814,040
--------------------------------------------------------------------------------------------------------------------------------
Colonial Bank, 9.375% Sub. Nts., 6/1/11                                                           6,900,000            7,271,482
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.125% Nts., 11/15/11                                     6,000,000            5,866,938
--------------------------------------------------------------------------------------------------------------------------------
Dime Capital Trust I, 9.33% Capital Securities, Series A, 5/6/27                                 10,228,000           10,867,720
--------------------------------------------------------------------------------------------------------------------------------
Nationwide CSN Trust, 9.875% Sec. Nts., 2/15/25(2)                                                9,500,000            9,882,100
--------------------------------------------------------------------------------------------------------------------------------
Ohio National Financial Services, Inc., 7% Nts., 7/15/11(2)                                      15,900,000           16,110,421
--------------------------------------------------------------------------------------------------------------------------------
Osprey Trust/Osprey I, Inc., 8.31% Sr. Sec. Nts., 1/15/03(2)(8)                                  37,300,000            7,646,500
--------------------------------------------------------------------------------------------------------------------------------
Oversea-Chinese Banking Corp. Ltd., 7.75% Unsec. Sub. Nts., 9/6/11                                9,800,000           10,251,349
--------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc. 6.80% Medium-Term Nts., Series C, 12/21/05                            5,720,000            5,790,213
--------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck Acceptance Corp., 6.75% Nts., 8/15/11                                               9,000,000            8,993,214
--------------------------------------------------------------------------------------------------------------------------------
Stilwell Financial, Inc., 7% Nts., 11/1/06                                                        8,000,000            7,838,944
--------------------------------------------------------------------------------------------------------------------------------
U.S. Leasing International, Inc., 6.625% Sr. Nts., 5/15/03                                          750,000              772,740
--------------------------------------------------------------------------------------------------------------------------------
Unicredito Italiano Capital Trust, 9.20% Non-Cum. Trust
Preferred Securities, 10/5/49(2)(3)                                                               6,600,000            7,353,225
                                                                                                                    ------------
                                                                                                                     117,472,750
--------------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--0.8%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                           300,000              274,500
--------------------------------------------------------------------------------------------------------------------------------
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                                          1,000,000            1,035,000
--------------------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11                             250,000              251,875
--------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.50% Bonds, 11/1/31                                                           3,600,000            3,535,085
--------------------------------------------------------------------------------------------------------------------------------
Winn-Dixie Stores, Inc., 8.875% Sr. Nts., 4/1/08                                                    300,000              288,000
                                                                                                                    ------------
                                                                                                                       5,384,460

                            Oppenheimer Bond Fund/VA                          9

                                                                                                Principal            Market Value
                                                                                                Amount               See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--2.4%
Potlatch Corp., 9.46% Medium-Term Nts., 4/2/02                                                  $   500,000          $   508,061
--------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.625% Sr. Unsec. Nts., 8/1/07                                      450,000              474,750
--------------------------------------------------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, 7.71% Sec. Nts., Series B, Cl. A-3, 1/20/14                              18,649,000           15,333,581
--------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 9.75% Sr. Unsec. Nts., 2/1/11                                                400,000              427,000
                                                                                                                     -----------
                                                                                                                      16,743,392
--------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--0.9%
Aztar Corp., 9% Sr. Sub. Nts., 8/15/11(2)                                                           500,000              517,500
--------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11                                                           308,000              297,220
--------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                                             300,000              286,500
--------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07(2)                                                        400,000              402,500
--------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                            600,000              588,000
--------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp.:
8.75% Sr. Unsec. Sub. Nts., 8/15/07                                                                 700,000              589,750
9.125% Sr. Nts., 1/15/11                                                                            400,000              378,000
--------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Operating Partnership/Finance Corp. II, 10.50% Sr. Nts., 6/15/09(2)            350,000              352,188
--------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                                               800,000              794,000
--------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06(1)                                                                          400,000              413,000
8.375% Sr. Sub. Nts., 7/1/11                                                                        300,000              310,500
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                                  300,000              312,000
--------------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(10)                                                                   300,000              257,250
9.75% Sr. Nts., 6/15/07                                                                             200,000              209,750
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                                 550,000              562,375
                                                                                                                     -----------
                                                                                                                       6,270,533
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--0.4%
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                        600,000              603,000
--------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts., 6/15/11                       600,000              600,000
--------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.:
8.75% Sr. Nts., 11/15/08(1)                                                                         275,000              309,375
9.75% Sr. Nts., 11/15/08(2)                                                                         125,000              140,625
--------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Nts., 11/15/07(2)                                        300,000              306,000
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08(1)                           500,000              530,000
                                                                                                                     -----------
                                                                                                                       2,489,000
--------------------------------------------------------------------------------------------------------------------------------
Housing--3.8%
CB Richard Ellis Services, Inc., 11.25% Sr. Unsec. Sub. Nts., 6/15/11                               300,000              258,000
--------------------------------------------------------------------------------------------------------------------------------
CPG Partners LP, 8.25% Unsec. Unsub. Nts., 2/1/11                                                 6,300,000            6,387,690
--------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
7.875% Sr. Nts., 8/15/11                                                                            400,000              392,000
9.75% Sr. Sub. Nts., 9/15/10                                                                        400,000              414,000
--------------------------------------------------------------------------------------------------------------------------------
KB Home:
8.65% Sr. Sub. Nts., 12/15/08                                                                       400,000              404,000
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                                 300,000              307,500

10                          Oppenheimer Bond Fund/VA

                                                                                                Principal            Market Value
                                                                                                Amount               See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Housing  (continued)
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07                                                        $   200,000          $   204,000
9.25% Sr. Nts., Series B, 3/15/07                                                                   800,000              820,000
--------------------------------------------------------------------------------------------------------------------------------
Pulte Corp., 8.125% Sr. Unsec. Nts., 3/1/11                                                       3,600,000            3,562,585
--------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% Bonds, 12/29/49(2)                                                 12,000,000           12,388,668
--------------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                          1,000,000              995,000
                                                                                                                     -----------
                                                                                                                      26,133,443
--------------------------------------------------------------------------------------------------------------------------------
Information Technology--0.1%
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                                         400,000              380,000
--------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp., 10.50% Sr. Unsec. Sub. Nts., 2/1/09                                  400,000              427,000
                                                                                                                     -----------
                                                                                                                         807,000
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.1%
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08(1)                                       250,000               46,250
--------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07(1)                     500,000              440,000
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                                       100,000               99,000
9.25% Sr. Sub. Nts., 7/15/11(2)                                                                     250,000              251,250
                                                                                                                     -----------
                                                                                                                         836,500
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--0.5%
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                             2,500,000            2,612,500
--------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                          600,000              577,500
--------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                      250,000              259,375
                                                                                                                     -----------
                                                                                                                       3,449,375
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--1.3%
Adelphia Communications Corp., 8.375% Sr. Nts., Series B, 2/1/08                                  1,300,000            1,210,625
--------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.:
8.25% Sr. Unsec. Nts., 4/1/07                                                                     3,000,000            2,898,750
10% Sr. Unsec. Sub. Nts., 5/15/11                                                                   600,000              613,500
10.75% Sr. Unsec. Nts., 10/1/09                                                                     800,000              848,000
--------------------------------------------------------------------------------------------------------------------------------
EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts., 10/1/07                                          900,000              947,250
--------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                                1,000,000            1,035,000
--------------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                                   500,000              530,000
--------------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                                 600,000              625,500
--------------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp., 11.50% Sr. Unsec. Nts., Series B, 10/1/08                                 600,000              213,000
--------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8.75% Sr. Sub. Nts., 12/15/11(2)                                    250,000              251,250
                                                                                                                     -----------
                                                                                                                       9,172,875
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--0.4%
Adelphia Communications Corp., 10.25% Sr. Unsec. Nts., 11/1/06                                      300,000              307,500
--------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                         300,000              292,875
--------------------------------------------------------------------------------------------------------------------------------
GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(2)                                                    927,995              951,687
--------------------------------------------------------------------------------------------------------------------------------
Imax Corp., 7.875% Sr. Nts., 12/1/05                                                                900,000              344,250
--------------------------------------------------------------------------------------------------------------------------------
Key3Media Group, Inc., 11.25% Sr. Sub. Nts., 6/15/11                                                600,000              507,000
--------------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                                   300,000              235,500
--------------------------------------------------------------------------------------------------------------------------------
Penton Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 6/15/11                                           600,000              345,000
                                                                                                                    ------------
                                                                                                                       2,983,812

                            Oppenheimer Bond Fund/VA                          11

                                                                                                Principal            Market Value
                                                                                                Amount               See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--6.2%
Cable & Wire Optus Ltd., 8.125% Nts., 6/15/09(2)                                                $ 8,950,000          $ 9,823,055
--------------------------------------------------------------------------------------------------------------------------------
Calpoint Receivable Strip Trust 2001, 7.44% Bonds, 12/10/06(2)                                   12,000,000           11,789,556
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 8.70% Sr. Unsec. Nts., 8/1/07(8)                                     200,000               19,000
--------------------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06                   1,250,000              443,750
--------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08                             400,000              118,000
--------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.625% Bonds, 8/3/21(2)                                              1,500,000            1,434,344
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.50% Sr. Unsec. Nts., Series B, 11/1/08               10,065,000           10,190,611
--------------------------------------------------------------------------------------------------------------------------------
Teleglobe, Inc., 7.70% Unsec. Debs., 7/20/29                                                      8,045,000            6,769,900
--------------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.75% Sr. Sub. Nts., 11/15/11(2)                                                  600,000              603,000
--------------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc., 8.25% Bonds, 5/15/31                                                              1,920,000            2,035,350
--------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., 9.625% Sr. Nts., 10/1/07(8)                                                800,000              100,000
                                                                                                                     -----------
                                                                                                                      43,326,566
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--1.8%
American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09                                            1,250,000            1,218,750
--------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375% Sr. Nts., 2/1/09                                                       700,000              567,000
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                          200,000              111,000
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375% Sr. Unsec. Nts., 11/15/09                                     1,050,000              832,125
--------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(2)                                                        650,000              754,000
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc., 9.125% Sr. Sec. Nts., Series B, 12/15/06(1)                  1,000,000            1,065,000
--------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp.:
0%/12% Sr. Unsec. Disc. Nts., 3/1/08(10)                                                            700,000              528,500
10.25% Sr. Unsec. Nts., 2/1/09                                                                      200,000              172,000
--------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 0%/12% Sr. Disc. Nts., 7/15/08(10)                                      600,000              189,000
--------------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 9.375% Sr. Unsec. Sub. Nts., 2/1/11                                               400,000              416,000
--------------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                                     5,820,000            6,634,800
                                                                                                                     -----------
                                                                                                                      12,488,175
--------------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--0.3%
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09                                                                     500,000              492,500
9.125% Sr. Nts., 12/15/06                                                                           550,000              565,125
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                                   794,062              480,408
--------------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                                     500,000              177,500
--------------------------------------------------------------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr. Nts., 8/1/08                                                    300,000              288,000
                                                                                                                     -----------
                                                                                                                       2,003,533
--------------------------------------------------------------------------------------------------------------------------------
Retail--0.1%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(10)                                          300,000              223,500
--------------------------------------------------------------------------------------------------------------------------------
CSK Auto, Inc., 12% Sr. Nts., 6/15/06(2)                                                            200,000              202,500
--------------------------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08(1)                                         300,000              305,250
                                                                                                                     -----------
                                                                                                                         731,250

12                          Oppenheimer Bond Fund/VA

                                                                                                Principal           Market Value
                                                                                                Amount              See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Service--2.1%
Allied Waste North America, Inc.:
8.50% Sr. Nts., 12/1/08(2)                                                                      $   300,000         $    304,500
8.875% Sr. Nts., Series B, 4/1/08                                                                 1,000,000            1,035,000
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                                          600,000              621,000
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                               300,000              307,875
--------------------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts., Series C, 2/1/09                        450,000              400,500
--------------------------------------------------------------------------------------------------------------------------------
MMCaps Funding I Ltd., Inc., 8.03% Sr. Nts., 6/15/31(2)                                           7,150,000            6,951,838
--------------------------------------------------------------------------------------------------------------------------------
PHH Corp., 8.125% Nts., 2/3/03                                                                    4,550,000            4,550,073
--------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                                                     300,000              247,500
--------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09(1)(8)(9)                                         800,000                   80
                                                                                                                    ------------
                                                                                                                      14,418,366
--------------------------------------------------------------------------------------------------------------------------------
Transportation--0.6%
Amtran, Inc., 9.625% Nts., 12/15/05                                                                 800,000              562,000
--------------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
8.01% Pass-Through Certificates, Series 1998-1C, 1/2/10                                           2,359,263            2,288,532
9.375% Sr. Unsec. Nts., 11/15/06                                                                    300,000              250,500
--------------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                     450,000              425,250
--------------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp., 7.375% Nts., 1/15/06(8)                                                        625,000               87,500
--------------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., 11.875% Sr. Nts., 6/15/06(2)(8)(9)                               300,000              144,000
                                                                                                                    ------------
                                                                                                                       3,757,782
--------------------------------------------------------------------------------------------------------------------------------
Utility--8.0%
AES Corp. (The):
8.75% Sr. Unsec. Unsub. Nts., 6/15/08                                                               750,000              663,750
8.875% Sr. Unsec. Nts., 2/15/11                                                                     700,000              619,500
--------------------------------------------------------------------------------------------------------------------------------
AGL Capital Corp., 7.125% Sr. Unsec. Nts., 1/14/11                                                7,000,000            6,926,150
--------------------------------------------------------------------------------------------------------------------------------
Alliant Energy Resources, Inc., 7% Nts., 12/1/11                                                 10,000,000            9,560,980
--------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.375% Sr. Nts., 11/1/08(2)                                                800,000              794,000
--------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07                                                  600,000              637,313
--------------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co., 6.50% Sr. Nts., 11/15/11                                           5,000,000            4,838,105
--------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings, Inc., 8.625% Sr. Unsec. Nts., 2/15/08                                       4,800,000            4,884,293
--------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625% Sr. Unsec. Nts., 4/15/31                                                   5,500,000            6,125,064
--------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 6.875% Unsec. Debs., 9/15/33                                                         7,447,000            6,266,449
--------------------------------------------------------------------------------------------------------------------------------
South Carolina Electric & Gas Co., 9% Mtg. Bonds, 7/15/06                                           500,000              526,261
--------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 7.50% Sr. Unsec. Unsub. Debs., Cl. A, 1/15/31                          2,900,000            2,833,404
--------------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc., 7% Sr. Unsec. Sub. Nts., 12/1/10                                              10,400,000           10,521,566
                                                                                                                    ------------
                                                                                                                      55,196,835
                                                                                                                    ------------
Total Corporate Bonds and Notes (Cost $382,812,420)                                                                  354,626,034
                                                                                                Shares
================================================================================================================================
Preferred Stocks--0.9%
--------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., $14.75 Cum.(9)                                                          168,000            3,433,500
--------------------------------------------------------------------------------------------------------------------------------
Southern California Edison Co., 6.45% Cum., Non-Vtg.(9)                                              30,000            2,849,064
                                                                                                                    ------------
Total Preferred Stocks (Cost $6,078,000)                                                                               6,282,564

                            Oppenheimer Bond Fund/VA                          13

                                                                                                                  Market Value
                                                                                                 Shares           See Note 1
================================================================================================================================
Common Stocks--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Aurora Foods, Inc.(1)(9)                                                                              5,313       $       13,415
--------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.(9)                                                                              7,645              188,526
                                                                                                                  --------------
Total Common Stocks (Cost $91,262)                                                                                       201,941
                                                                                                 Units
================================================================================================================================
Rights, Warrants and Certificates--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10(9) (Cost $14,872)                                            5,408               49,213
                                                                        Date       Strike        Contracts
================================================================================================================================
Options Purchased--0.4%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2/15/31 Call(1)(9)                         1/31/02    100.00%          120,000            1,335,937
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. Futures, 10 yr., 3/19/02 Call(9)                     1/25/02    105.00             1,080            1,231,875
                                                                                                                  --------------
Total Options Purchased (Cost $1,747,275)                                                                              2,567,812
                                                                                                 Principal
                                                                                                 Amount
================================================================================================================================
Repurchase Agreements--0.3%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 1.45%, dated 12/31/01, to be repurchased at $2,138,172 on 1/2/02,
collateralized by U.S. Treasury Nts., 4.75%-7.875%, 2/28/02-11/15/08,
with a value of $1,037,079 and U.S. Treasury Bonds, 7.25%-11.125%,
8/15/03-5/15/16, with a value of $1,146,413 (Cost $2,138,000)                                    $2,138,000            2,138,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,077,786,301)                                                     151.7%       1,052,675,387
--------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                 (51.7)        (358,974,382)
                                                                                                 ----------       --------------
Net Assets                                                                                            100.0%      $  693,701,005
                                                                                                 ==========       ==============

1. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $145,675,090 or 21% of the Fund's net assets as of December 31, 2001.
3. Represents the current interest rate for a variable or increasing rate security.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Securities with an aggregate market value of $5,671,875 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
6. When-issued security to be delivered and settled after December 31, 2001.
7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
8. Issuer is in default.
9. Non-income-producing security.
10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

See accompanying Notes to Financial Statements.

14                          Oppenheimer Bond Fund/VA

Statement of Assets and Liabilities  December 31, 2001

================================================================================================================================
Assets
Investments, at value (cost $1,077,786,301)--see accompanying statement                                           $1,052,675,387
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                     429,126
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis                                                                               53,164,875
Interest, dividends and principal paydowns                                                                            11,914,127
Daily variation on futures contracts                                                                                   1,990,453
Shares of beneficial interest sold                                                                                       399,518
Other                                                                                                                      5,836
                                                                                                                  --------------
Total assets                                                                                                       1,120,579,322
================================================================================================================================
Liabilities
Payables and other liabilities:
Investments purchased on a when-issued basis                                                                         424,181,946
Shares of beneficial interest redeemed                                                                                 2,563,002
Shareholder reports                                                                                                       75,041
Trustees' compensation                                                                                                     1,407
Other                                                                                                                     56,921
                                                                                                                  --------------
Total liabilities                                                                                                    426,878,317
================================================================================================================================
Net Assets                                                                                                        $  693,701,005
                                                                                                                  ==============
================================================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                                        $       61,895
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                           711,536,744
--------------------------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                                                 50,773,326
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions                                (43,763,746)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                                             (24,907,214)
                                                                                                                  --------------
Net assets--applicable to 61,894,820 shares of beneficial interest outstanding                                    $  693,701,005
                                                                                                                  ==============
================================================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                                  $11.21


See accompanying Notes to Financial Statements.

                            Oppenheimer Bond Fund/VA                          15

Statement of Operations  For the Year Ended December 31, 2001

================================================================================================================================
Investment Income
Interest                                                                                                            $ 54,916,925
--------------------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                                664,337
                                                                                                                    ------------
Total income                                                                                                          55,581,262
================================================================================================================================
Expenses
Management fees                                                                                                        4,571,739
--------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                      157,205
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                              135,424
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                    25,860
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                              7,189
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                     66,014
                                                                                                                    ------------
Total expenses                                                                                                         4,963,431
Less reduction to custodian expenses                                                                                     (22,522)
                                                                                                                    ------------
Net expenses                                                                                                           4,940,909
================================================================================================================================
Net Investment Income                                                                                                 50,640,353
================================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                                                 10,837,908
Closing of futures contracts                                                                                          (7,129,075)
Closing and expiration of option contracts written                                                                     3,284,318
Foreign currency transactions                                                                                           (421,364)
                                                                                                                    ------------
Net realized gain (loss)                                                                                               6,571,787
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                          (14,874,205)
Translation of assets and liabilities denominated in foreign currencies                                                  406,657
                                                                                                                    ------------
Net change                                                                                                           (14,467,548)
Net realized and unrealized gain (loss)                                                                               (7,895,761)
================================================================================================================================
Net Increase in Net Assets Resulting from Operations                                                                $ 42,744,592
                                                                                                                    ============

See accompanying Notes to Financial Statements.


16                            Oppenheimer Bond Fund/VA

Statements of Changes in Net Assets

                                                                                               Year Ended December 31,
                                                                                               2001                 2000
================================================================================================================================
Operations
Net investment income (loss)                                                                   $ 50,640,353         $ 44,270,094
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                          6,571,787          (32,725,580)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                            (14,467,548)          21,128,933
                                                                                               ------------         ------------
Net increase (decrease) in net assets resulting from operations                                  42,744,592           32,673,447
================================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                            (44,272,510)         (45,437,709)
================================================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions                                                                132,884,316          (25,954,730)
================================================================================================================================
Net Assets
Total increase (decrease)                                                                       131,356,398          (38,718,992)
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             562,344,607          601,063,599
                                                                                               ------------         ------------
End of period [including undistributed (overdistributed) net investment
income of $50,773,326 and $44,283,440, respectively]                                           $693,701,005         $562,344,607
                                                                                               ============         ============

See accompanying Notes to Financial Statements.

                            Oppenheimer Bond Fund/VA                          17

Financial Highlights

                                                        Year Ended December 31,
                                                        2001            2000          1999          1998         1997
=========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                      $11.25          $11.52        $12.32        $11.91       $11.63
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .81(1)          .94           .88           .72          .76
Net realized and unrealized gain (loss)                      .03(1)         (.29)        (1.06)          .07          .28
-------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations               .84             .65          (.18)          .79         1.04
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.88)           (.92)         (.57)         (.20)        (.72)
Distributions from net realized gain                          --              --          (.05)         (.18)        (.04)
-------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.88)           (.92)         (.62)         (.38)        (.76)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $11.21          $11.25        $11.52        $12.32       $11.91
                                                          ======          ======        ======        ======       ======
=========================================================================================================================
Total Return, at Net Asset Value(2)                         7.79%           6.10%        (1.52)%        6.80%        9.25%
=========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                $693,701        $562,345      $601,064      $655,543     $520,078
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $638,820        $557,873      $633,059      $586,242     $449,760
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                       7.93%(1)        7.94%         7.22%         6.31%        6.72%
Expenses                                                    0.77%           0.76%         0.73%         0.74%(4)     0.78%(4)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      186%            260%          256%           76%         117%

1. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:

      Net investment income                                       $.83
      Net realized and unrealized gain                            $.01
      Net investment income ratio                                 8.06%

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


18                            Oppenheimer Bond Fund/VA

Notes to Financial Statements

================================================================================
1. Significant Accounting Policies

Oppenheimer Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's main investment objective is to seek a high level of current income. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of December 31, 2001, the Fund had entered into net outstanding when-issued commitments of $371,017,071.
         In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
         Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential paydown speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2001, securities with an aggregate market value of $8,406,080, representing 1.21% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                            Oppenheimer Bond Fund/VA                          19

================================================================================
1. Significant Accounting Policies  (continued)

Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders.

As of December 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

                    Expiring
                    -----------------------------------------
                        2008                      $13,955,380

As of December 31, 2001, the Fund had approximately $24,337,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2010.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
         The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2001, amounts have been reclassified to reflect an increase in undistributed net investment income of $122,043. Accumulated net realized loss on investments was increased by the same amount. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Noncash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The Fund elected to begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $550,599 decrease to cost of securities and a corresponding $550,599 decrease in net unrealized depreciation, based on securities held as of December 31, 2000. For the year ended December 31, 2001, interest income decreased by $802,748, net realized gain on investments decreased by $417,362, and the change in net unrealized depreciation on investments decreased by $1,220,110.


20                          Oppenheimer Bond Fund/VA

================================================================================
1. Significant Accounting Policies  (continued)

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                               Year Ended December 31, 2001              Year Ended December 31, 2000
                                               -----------------------------------       --------------------------------
                                               Shares              Amount                Shares             Amount
-------------------------------------------------------------------------------------------------------------------------
Sold                                            24,573,653         $ 275,467,782           8,778,109        $  96,959,552
Dividends and/or distributions reinvested        4,099,306            44,272,509           4,250,487           45,437,709
Redeemed                                       (16,752,613)         (186,855,975)        (15,220,765)        (168,351,991)
                                               -----------         -------------         -----------        -------------
Net increase (decrease)                         11,920,346         $ 132,884,316          (2,192,169)       $ (25,954,730)
                                               ===========         =============         ===========        =============

================================================================================
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2001, were $1,673,772,294 and $1,827,295,906, respectively.

As of December 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $1,082,603,506 was:

          Gross unrealized appreciation                       $ 21,573,298
          Gross unrealized depreciation                        (51,501,417)
                                                              ------------
          Net unrealized appreciation (depreciation)          $(29,928,119)
                                                              ============

================================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the year ended December 31, 2001, was an annualized rate of 0.72%.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
         OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of funds offered in variable annuity separate accounts, effective January 1, 2001. This undertaking may be amended or withdrawn at any time.

                            Oppenheimer Bond Fund/VA                         21

================================================================================
5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

================================================================================
6. Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
         The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
         Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
         Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
         Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2001, the Fund had outstanding futures contracts as follows:

                                                                                                  Unrealized
                                  Expiration           Number of        Valuation as of           Appreciation
Contract Description              Dates                Contracts        December 31, 2001         (Depreciation)
---------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
U.S. Long Bond                    3/19/02              1,455            $147,727,969              $(806,971)
U.S. Treasury Nts., 5 yr.         3/19/02                600              63,496,875                440,625
U.S. Treasury Nts., 10 yr.        3/19/02                371              39,007,172                570,046
                                                                                                  ---------
                                                                                                  $ 203,700
                                                                                                  =========

22                          Oppenheimer Bond Fund/VA

================================================================================
7. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
         The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
         Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
         Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
         The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 2001, was as follows:

                               Call Options                            Put Options
                               ----------------------------------      ------------------------------
                               Principal (000s)/                       Principal (000s)/
                               Number of         Amount of             Number of          Amount of
                               Contracts         Premiums              Contracts          Premiums
-----------------------------------------------------------------------------------------------------
Options outstanding as of
December 31, 2000                    --          $        --               --             $        --
Options written                 213,939            3,525,354            8,851               2,931,073
Options closed or expired      (213,339)          (3,322,104)          (7,401)             (2,673,167)
Options exercised                  (600)            (203,250)          (1,450)               (257,906)
                               --------          -----------           ------             -----------
Options outstanding as of
December 31, 2001                    --          $        --               --             $        --
                               ========          ===========           ======             ===========

================================================================================
8. Illiquid or Restricted Securities

As of December 31, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2001, was $44,264,244, which represents 6.38% of the Fund's net assets, of which $13,415 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                    Unrealized
                                Acquisition                          Valuation as of                Appreciation
Security                        Date               Cost              December 31, 2001              (Depreciation)
-----------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
----------------------
Aurora Foods, Inc.              9/18/00            $--               $13,415                        $13,415

                            Oppenheimer Bond Fund/VA                          23

Independent Auditors' Report

================================================================================
The Board of Trustees and Shareholders of Oppenheimer Bond Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Bond Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Bond Fund/VA, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2002

24                          Oppenheimer Bond Fund/VA

Federal Income Tax Information  (Unaudited)


================================================================================
In early 2002 shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
         Dividends of $0.8825 per share were paid to shareholders on March 16, 2001, all of which was designated as ordinary income for federal income tax purposes.
         None of the dividends paid by the Fund during the year ended December 31, 2001, are eligible for the corporate dividend-received deduction.
         The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                            Oppenheimer Bond Fund/VA                          25

Officers and Trustees

====================================================================================================================================
Officers and Trustees                      James C. Swain, Trustee, CEO and Chairman of the Board
                                           John V. Murphy, President and Trustee
                                           William L. Armstrong, Trustee
                                           Robert G. Avis, Trustee
                                           George C. Bowen, Trustee
                                           Edward L. Cameron, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           F. William Marshall, Jr., Trustee
                                           John S. Kowalik, Vice President
                                           David P. Negri, Vice President
                                           Robert G. Zack, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Katherine P. Feld, Assistant Secretary
                                           Kathleen T. Ives, Assistant Secretary
                                           Denis R. Molleur, Assistant Secretary

====================================================================================================================================
Name, Address,(1) Age, Position(s) Held    Principal Occupation(s) During Past Five Years and Other
with Fund and Length of Time Served(2)     Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
James C. Swain, Chairman,                  Formerly Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (September
Chief Executive Officer and Trustee        1988-January 2, 2002); President and a director of Centennial Asset Management
(since 1985). Age: 68                      Corporation, a wholly owned subsidiary of the Manager and Chairman of the Board of
                                           Shareholder Services, Inc., a transfer agent subsidiary of the Manager.

------------------------------------------------------------------------------------------------------------------------------------
John V. Murphy,(3) President and Trustee   Chairman, Chief Executive Officer and Director (since June 30, 2001) and President
(since 2001). Age: 52                      (since September 2000) of the Manager; President and a trustee of other Oppenheimer funds; President and a director (since July 2001) of Oppenheimer Acquisition Corp., the Manager's parent holding company, and of Oppenheimer Partnership Holdings,
                                           Inc., a holding company subsidiary of the Manager; Chairman and a director (since
                                           July 2001) of Shareholder Services, Inc. and of Shareholder Financial Services,
                                           Inc., transfer agent subsidiaries of the Manager; President and a director (since
                                           July 2001) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of the following investment advisory subsidiaries of the Manager: OAM Institutional, Inc. and Centennial Asset
                                           Management Corporation (since November 2001), HarbourView Asset Management
                                           Corporation and OFI Private Investments Inc. (since July 2002); President (since
                                           November 2001) and a director (since July 2001) of Oppenheimer Real Asset
                                           Management, Inc., an investment advisor subsidiary of the Manager; a director
                                           (since November 2001) of Trinity Investment Management Corp. and Tremont Advisers,
                                           Inc., investment advisory affiliates of the Manager.
                                                Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                           Insurance Company, the Manager's parent company; a director (since June 1995) of
                                           DBL Acquisition Corporation; formerly Chief Operating Officer (September 2000-June
                                           2001) of the Manager; President and Trustee (November 1999-November 2001) of MML
                                           Series Investment Fund and MassMutual Institutional Funds, open-end investment companies; a director (September 1999-August 2000) of C.M. Life Insurance Company;
                                           President, Chief Executive Officer and Director (September 1999-August 2000) of MML
                                           Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle
                                           Bancorp and Hibernia Savings Bank, wholly owned subsidiary of Emerald Isle Bancorp;
                                           Executive Vice President, Director and Chief Operating Officer (June 1995-January
                                           1997) of David L. Babson & Co., Inc., an investment advisor; Chief Operating
                                           Officer (March 1993-December 1996) of Concert Capital Management, Inc., an
                                           investment advisor.


26                            Oppenheimer Bond Fund/VA

Name, Address,(1) Age, Position(s) Held    Principal Occupation(s) During Past Five Years and Other
with Fund and Length of Time Served(2)     Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
William L. Armstrong, Trustee              Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
(since 1999). Age: 64                      Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso
                                           Mortgage Company (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since
                                           1995) and Ambassador Media Corporation (since 1984); Director of the following public companies: Storage Technology Corporation (computer equipment company) (since 1991),
                                           Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                                           UNUMProvident (insurance company) (since 1991).
                                                Formerly Director of International Family Entertainment (television channel)
                                           (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June
                                           1999); formerly U.S. Senator (January 1979-January 1991).
------------------------------------------------------------------------------------------------------------------------------------
Robert G. Avis, Trustee                    Formerly (until February 2001) Director and President of A.G. Edwards Capital, Inc.
(since 1993). Age: 70                      (General Partner of private equity funds), formerly (until March 2000) Chairman,
                                           President and Chief Executive Officer of A.G. Edwards Capital, Inc.; formerly
                                           (until March 1999) Vice Chairman and Director of A.G. Edwards, Inc. and Vice
                                           Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary); (until
                                           March 1999) Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management
                                           (investment advisor); (until March 2000), a director of A.G. Edwards & Sons and
                                           A.G. Edwards Trust Company.
------------------------------------------------------------------------------------------------------------------------------------
George C. Bowen,                           Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice
Trustee (since 1998)                       President (from September 1987) and Treasurer (from March 1985) of the Manager;
Age: 65                                    Vice President (from June 1983) and Treasurer (since March 1985) of
                                           OppenheimerFunds, Distributor, Inc., a subsidiary of the Manager and the Fund's
                                           Distributor; Senior Vice President (since February 1992), Treasurer (since July
                                           1991) Assistant Secretary and a director (since December 1991) of Centennial Asset
                                           Management Corporation; Vice President (since October 1989) and Treasurer (since
                                           April 1986) of HarbourView Asset Management Corporation; President, Treasurer and a
                                           director of Centennial Capital Corporation (since June 1989); Vice President and
                                           Treasurer (since August 1978) and Secretary (since April 1981) of Shareholder
                                           Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial
                                           Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer
                                           Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership
                                           Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer
                                           Real Asset Management, Inc. (since July 1996); Treasurer of OppenheimerFunds
                                           International Ltd. and Oppenheimer Millennium Funds plc (since October 1997).
------------------------------------------------------------------------------------------------------------------------------------
Edward L. Cameron,                         Formerly (1974-1999) a partner with PricewaterhouseCoopers LLP (an accounting
Trustee (since 1999)                       firm) and Chairman, Price Waterhouse LLP Global Investment Management Industry
Age: 63                                    Services Group (1994-1998).
------------------------------------------------------------------------------------------------------------------------------------
Jon S. Fossel, Trustee (since 1990)        Formerly (until October 1996) Chairman and a director of the Manager; President and a
Age: 59                                    director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder
                                           Financial Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sam Freedman, Trustee (since 1996)         Formerly  (until October 1994) Chairman and Chief  Executive  Officer of OppenheimerFunds
Age: 61                                    Services; Chairman, Chief Executive Officer and a director of Shareholder Services, Inc.;
                                           Chairman, Chief Executive Officer and director of Shareholder Financial Services, Inc.;
                                           Vice President and director of Oppenheimer Acquisition Corp. and a director of
                                           OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
C. Howard Kast, Trustee (since 1988)       Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).
Age: 80
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Kirchner, Trustee                President of The Kirchner Company (management consultants).
(since 1985). Age: 80

                              Oppenheimer Bond Fund/VA                        27

Name, Address,(1) Age, Position(s) Held    Principal Occupation(s) During Past Five Years and Other
with Fund and Length of Time Served(2)     Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
F. William Marshall, Jr., Trustee          Formerly (until 1999) Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank);
(since 2000). Age: 59                      President, Chief Executive Officer and Director of SIS Bankcorp., Inc. and SIS Bank
                                           (formerly Springfield Institution for Savings) (1993-1999); Executive Vice
                                           President (until 1999) of Peoples Heritage Financial Group, Inc.; Chairman and
                                           Chief Executive Office of Bank of Ireland First Holdings, Inc. and First New
                                           Hampshire Banks (1990-1993); Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end investment companies).
------------------------------------------------------------------------------------------------------------------------------------
Charles Albers, Vice President and         Senior Vice President (since April 1998) of the Manager; a Certified Financial
Portfolio Manager of Oppenheimer Main      Analyst; an officer and portfolio manager of other Oppenheimer funds; formerly a
Street(R) Small Cap Fund/VA and Main       vice president and portfolio manager for Guardian Investor Services, the investment
Street(R) Growth & Income Fund/VA          management subsidiary of The Guardian Life Insurance Company (1972-April 1998).
(since 1999). Age: 61
------------------------------------------------------------------------------------------------------------------------------------
Bruce L. Bartlett, Vice President and      Senior Vice President (since January 1999) of the Manager; an officer and portfolio
Portfolio Manager of Oppenheimer           manager of other Oppenheimer funds;, prior to joining the Manager in April 1995,
Aggressive Growth Fund/VA                  he was a vice president and senior portfolio manager at First of America Investment Corp.
(since 1998). Age: 51                      (September 1986-April 1995).
------------------------------------------------------------------------------------------------------------------------------------
George Evans, Vice President and           Vice President of the Manager (since October 1993) and of HarbourView Asset
Portfolio Manager of Oppenheimer           Management Corporation (since July 1994); an officer and portfolio manager of other
Multiple Strategies Fund/VA                Oppenheimer funds.
(since 2001). Age: 42
------------------------------------------------------------------------------------------------------------------------------------
John S. Kowalik, Vice President and        Senior Vice President of the Manager (since July 1998) and of HarbourView Asset
Portfolio Manager of Oppenheimer           Management Corporation (since April 2000); an officer and portfolio manager of other
Bond Fund/VA                               Oppenheimer funds; formerly Managing Director and Senior Portfolio Manager at
(since 1998). Age: 44                      Prudential Global Advisors (June 1989-June 1998).
------------------------------------------------------------------------------------------------------------------------------------
Michael Levine, Vice President and         Vice President (since June 1998) of the Manager; an officer and portfolio manager of
Portfolio Manager of Oppenheimer           other Oppenheimer funds; formerly Assistant Vice President and Portfolio Manager of
Multiple Strategies Fund/VA                the Manager (April 1996-June 1998); prior to joining the Manager in June 1994, he
(since 1998). Age: 36                      was a portfolio manager and research associate for Amas Securities, Inc. (February
                                           1990-February 1994).
------------------------------------------------------------------------------------------------------------------------------------
Nikolaos Monoyios, Vice President and      Vice President of the Manager (since April 1998); an officer and portfolio manager of
Portfolio Manager of Main Street(R)        other Oppenheimer Oppenheimer funds; a Certified Financial Analyst; formerly a Vice
Growth & Income Fund/VA                    President and portfolio manager for Guardian Investor Services, the investment management
(since 1999). Age: 52                      subsidiary of The  Guardian Life Insurance Company (1979-March 1998).
------------------------------------------------------------------------------------------------------------------------------------
David P. Negri, Vice President and         Senior Vice President of the Manager (since May 1998) and of HarbourView Asset
Portfolio Manager of Oppenheimer Bond      Management Corporation (since April 1999); an officer and portfolio manager of other
Fund/VA, High Income Fund/VA, Multiple     Oppenheimer funds; formerly Vice President of the Manager (July 1988-May 1998).
Strategies Fund/VA and Strategic Bond
Fund/VA (since 1990). Age: 47
------------------------------------------------------------------------------------------------------------------------------------
Jane Putnam, Vice President and            Vice President of the Manager (since October 1995); an officer and portfolio manager of
Portfolio Manager of Oppenheimer           another Oppenheimer fund; before joining the Manager in May 1994, she was a portfolio
Capital Appreciation Fund/VA               manager and equity research analyst for Chemical Bank (June 1989-May 1994).
(since 1994). Age: 40
------------------------------------------------------------------------------------------------------------------------------------
Thomas P. Reedy, Vice President and        Vice President of the Manager (since June 1993) and of HarbourView Asset Management
Portfolio Manager of Oppenheimer           Corporation (since April 1999); an officer and portfolio manager of other Oppenheimer
High Income Fund/VA                        funds.
(since 1998). Age: 39
------------------------------------------------------------------------------------------------------------------------------------
Richard H. Rubinstein, Vice President and  Senior Vice President (since October 1995) of the Manager; an officer and portfolio
Portfolio Manager of Oppenheimer Multiple  manager of another Oppenheimer fund; formerly a vice president of the Manager
Strategies Fund/VA (since 1991). Age: 53   (June 1990-October 1995).


28                              Oppenheimer Bond Fund/VA

Name, Address,(1) Age, Position(s) Held    Principal Occupation(s) During Past Five Years and Other
with Fund and Length of Time Served(2)     Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Arthur P. Steinmetz, Vice President and    Senior Vice President of the Manager (since March 1993) and of HarbourView Asset
Portfolio Manager of Oppenheimer Strategic Management Corporation (since March 2000); an officer and portfolio manager of other
Bond Fund/VA (since 1993). Age: 43         Oppenheimer funds.
------------------------------------------------------------------------------------------------------------------------------------
Susan Switzer, Vice President and          Vice President of the Manager (since December 2000); Assistant Vice President of the
Portfolio Manager of Oppenheimer Multiple  Manager (December 1997-December 2000). Prior to joining the Manager, she was a
Strategies Fund/VA (since 2001). Age: 35   portfolio manager at Neuberger Berman (November 1994-November 1997).
------------------------------------------------------------------------------------------------------------------------------------
James F. Turner, II, Vice President and    Vice President and Portfolio Manager of the Manager since March 26, 2001; Portfolio
Portfolio Manager of Oppenheimer           Manager for Technology Crossover Ventures (May 2000-March 2001); Assistant Vice
Aggressive Growth Fund/VA                  President and Associate Portfolio Manager of the Manager (August 1999-May 2000);
(since 2001). Age: 34                      Securities Analyst for the Manager (October 1996-August 1999); and a securities analyst with First of America Investment Company (May 1994-October 1996).
------------------------------------------------------------------------------------------------------------------------------------
Barry Weiss, Vice President and Portfolio  Vice President of the Manager (since July 2001); an officer and portfolio manager of
Manager of Oppenheimer Money Fund/VA       other Oppenheimer funds; formerly Assistant Vice President and Senior Credit Analyst of
(since 2001). Age: 37                      the Manager (February 2000-June 2001). Prior to joining the Manager in February
                                           2000, he was Associate Director, Structured Finance, Fitch IBCA Inc. (April
                                           1998-February 2000); News Director, Fitch Investors Service (September 1996-April
                                           1998); and Senior Budget Analyst, City of New York, Office of Management & Budget
                                           (February 1990-September 1996).
------------------------------------------------------------------------------------------------------------------------------------
William L. Wilby, Vice President and       Senior Vice President of the Manager (since July 1994) and of HarbourView Asset
Portfolio Manager of Oppenheimer           Management Corporation (since May 1999); Senior Investment Officer, Director of
Global Securities Fund/VA (since 1995).    International Equities (since May 2000) of the Manager; an officer and portfolio manager
Age: 57                                    of another Oppenheimer fund; formerly Vice President of the Manager (October
                                           1991-July 1994) and of HarbourView Asset Management Corporation (June 1992-May
                                           1999).
------------------------------------------------------------------------------------------------------------------------------------
Carol E. Wolf, Vice President and          Senior Vice President of the Manager; an officer and portfolio manager of other
Portfolio Manager of Oppenheimer Money     Oppenheimer funds; formerly Vice President of the Manager (June 1990-June 2000).
Fund/VA (since 1998). Age: 50
------------------------------------------------------------------------------------------------------------------------------------
Mark Zavanelli, Vice President and         Assistant Vice President (since May 1998) of the Manager; a Chartered Financial Analyst;
Portfolio Manager of Oppenheimer           an officer and portfolio manager of other Oppenheimer funds. Prior to joining the
Main Street Small Cap Fund/VA              Manager in May 1998 he was President of Waterside Capital Management, a registered
(since 2001). Age: 31                      investment advisor (August 1995-April 1998) and a financial research analyst for
                                           Elder Research (June 1997-April 1998).
------------------------------------------------------------------------------------------------------------------------------------
Robert G. Zack, Vice President and         Senior Vice President (since May 1985) and Acting General Counsel (since November 2001)
Secretary (since 2001). Age: 53            of the Manager; Assistant Secretary of Shareholder Services, Inc. (since May 1985),
                                           Shareholder Financial Services, Inc. (since November 1989); OppenheimerFunds
                                           International Ltd. and Oppenheimer Millennium Fund plc (since October 1997); an officer of other Oppenheimer funds. Formerly Associate General Counsel (May
                                           1981-November 2001).
------------------------------------------------------------------------------------------------------------------------------------
Brian W. Wixted,                           Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since
Treasurer (since 1999). Age: 42            March 1999) of HarbourView Asset Management Corporation, Shareholder Services,
                                           Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial
                                           Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private
                                           Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and
                                           Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial
                                           Officer (since May 2000) of Oppenheimer Trust Company; Assistant Treasurer (since
                                           March 1999) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust
                                           Company--Mutual Fund Services Division (March 1995-March 1999); Vice President and
                                           Chief Financial Officer of CS First Boston Investment Management Corp. (September
                                           1991-March 1995).
------------------------------------------------------------------------------------------------------------------------------------
Robert J. Bishop, Assistant Treasurer      Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of
(since 1996). Age: 43                      other Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual
                                           Fund Accounting (April 1994-May 1996) and a fund controller of the Manager.


                              Oppenheimer Bond Fund/VA                       29

Name, Address,(1) Age, Position(s) Held    Principal Occupation(s) During Past Five Years and Other
with Fund and Length of Time Served(2)     Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Scott T. Farrar, Assistant Treasurer       Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant
(since 1996). Age: 36                      Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual
                                           Fund Accounting (April 1994-May 1996) and a fund controller of the Manager.
------------------------------------------------------------------------------------------------------------------------------------
Katherine P. Feld, Assistant Secretary     Vice President and Senior Counsel of the Manager (since July 1999); Vice President of
(since 2001). Age: 43                      OppenheimerFunds Distributor, Inc. (since June 1990); an officer of other
                                           Oppenheimer funds; formerly a vice president and associate counsel of the Manager
                                           (June 1990- July 1999).
------------------------------------------------------------------------------------------------------------------------------------
Kathleen T. Ives, Assistant Secretary      Vice President and Assistant Counsel of the Manager (since June 1998); an officer of
(since 2001). Age: 36                      other Oppenheimer funds; formerly an assistant vice president and assistant counsel of the Manager (August 1994-August 1997).
------------------------------------------------------------------------------------------------------------------------------------
Denis R. Molleur, Assistant Secretary      Vice President and Senior Counsel of the Manager (since July 1999); an officer of other
(since 2001). Age: 44                      Oppenheimer funds; formerly a vice president and associate counsel of the Manager
                                           (September 1991-July 1999).







The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.
Each Trustee is a Trustee, Director or Managing General Partner of 41 other portfolios in the Oppenheimer Fund complex, except as follows: Messrs. Armstrong and Fossel (40 portfolios), Messrs. Bowen, Cameron and Marshall (36 portfolios), and Mr. Murphy (62 portfolios).
1. The address of each Trustee and Officer is 6803 S. Tucson Way, Englewood, CO 80112-3924, except as follows: the address for the following officers is 498 Seventh Avenue, New York, NY 10018: Messrs. Albers, Bartlett, Evans, Kowalik, Levine, Monoyios, Negri, Reedy, Rubinstein, Steinmetz, Turner, Wilby, Zavanelli, Molleur and Zack, and Mses. Switzer and Feld.
2. Each Trustee and Officer serves for an indefinite term, until his or her resignation, death or removal.
3. John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Manager, and as a shareholder of its parent company.

30                          Oppenheimer Bond Fund/VA

                      (This Page Intentionally Left Blank)

Oppenheimer Bond Fund/VA
A Series of Oppenheimer Variable Account Funds

================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

================================================================================
Distributor                                OppenheimerFunds Distributor, Inc.

================================================================================
Transfer Agent                             OppenheimerFunds Services

================================================================================
Custodian of Portfolio Securities          The Bank of New York

================================================================================
Independent Auditors                       Deloitte & Touche LLP

================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.

                                           For more complete information about
                                           Oppenheimer Bond Fund/VA, please
                                           refer to the Prospectus. To obtain a
                                           copy, call your financial advisor, or
                                           call OppenheimerFunds, Inc. at
                                           1.800.981.2871.


                                                      [logo] OppenheimerFunds(R)
                                                               Distributor, Inc.

(C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.